General and administrative expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 829	$ 478	$ 451
Technology costs	912	558	502
Consulting, legal and audit fees	1,170	650	494
Real estate and logistics costs	832	679	507
Market data services	573	400	367
Marketing and communication	356	209	195
Travel and entertainment	279	205	156
Litigation, regulatory and similar matters	1,514	816	348
Other	10,085	7,123	5,981
of which: shared service costs charged by UBS Group AG or its subsidiaries	8,862	6,203	5,264
Total general and administrative expenses	16,548	$ 11,118	$ 9,001
Increase / (decrease) in general and administrative expenses	$ 5,430